Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of lease liabilities

	Operating Lease Amount	Operating Lease Amount
Twelve Months Ending December 31,	RMB	USD
2026	1,180,653	167,974
Total lease payments	1,180,653	167,974
Less: Interest	(35,218)	(5,011)
Present value of lease liabilities	1,145,435	162,963

Schedule of future amortization of ROU assets

	Right-of-use assets Amount	Right-of-use assets Amount
Twelve months ending December 31,	RMB	USD
2026	1,186,167	168,758
Total	1,186,167	168,758

All remaining lease payments are due within one year as of December 31, 2025.